Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2024
STE-NPRT1-1024
1.9890710.105
Common Stocks - 45.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.8%
Entertainment - 0.1%
NetEase, Inc.	1,364,400	21,932,222
NetEase, Inc. ADR	8,317	669,019
Tencent Music Entertainment Group ADR	364,578	3,806,194
		26,407,435
Interactive Media & Services - 3.0%
NAVER Corp.	166,724	21,079,373
Nebius Group NV Series A (a)(b)	509,900	4,283,160
Tencent Holdings Ltd.	10,381,467	503,500,226
		528,862,759
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series L	13,464,454	11,143,892
Bharti Airtel Ltd.	3,659,269	69,359,592
Far EasTone Telecommunications Co. Ltd.	1,847,000	5,223,852
MTN Group Ltd.	7,577,263	37,765,721
		123,493,057
TOTAL COMMUNICATION SERVICES		678,763,251
CONSUMER DISCRETIONARY - 7.1%
Automobile Components - 0.3%
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,951,300	19,932,695
(H Shares) (c)	267,600	1,528,839
Hyundai Mobis	187,620	30,510,853
		51,972,387
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	1,106,376	33,884,950
Eicher Motors Ltd.	435,137	25,746,968
Hyundai Motor Co. Ltd.	319,312	60,998,913
Kia Corp.	188,705	14,969,757
Li Auto, Inc. Class A (a)	1,040,787	10,130,450
Mahindra & Mahindra Ltd.	336,038	11,244,957
Maruti Suzuki India Ltd.	17,492	2,587,860
		159,563,855
Broadline Retail - 2.6%
Alibaba Group Holding Ltd.	11,367,343	117,817,663
Alibaba Group Holding Ltd. sponsored ADR	409,318	34,112,562
Allegro.eu SA (a)(c)	1,690,562	16,613,670
JD.com, Inc. sponsored ADR	587,459	15,861,393
MercadoLibre, Inc. (a)	11,236	23,164,812
MINISO Group Holding Ltd. ADR (d)	169,414	2,783,472
Naspers Ltd. Class N	586,974	121,082,164
PDD Holdings, Inc. ADR (a)	1,299,828	124,926,469
Vipshop Holdings Ltd. ADR	816,250	10,235,775
		466,597,980
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc.	4,682,600	28,494,495
New Oriental Education & Technology Group, Inc. sponsored ADR	381,786	23,472,203
		51,966,698
Hotels, Restaurants & Leisure - 1.7%
MakeMyTrip Ltd. (a)(d)	451,414	43,412,484
Meituan Class B (a)(c)	9,168,214	138,728,018
OPAP SA	608,436	10,518,919
Shangri-La Asia Ltd.	32,029,754	19,716,179
Trip.com Group Ltd. (a)	14,650	690,059
Trip.com Group Ltd. ADR (a)	1,064,321	50,172,092
Zomato Ltd. (a)	14,107,134	42,157,336
		305,395,087
Household Durables - 0.7%
Haier Smart Home Co. Ltd.	14,886,888	45,489,854
Haier Smart Home Co. Ltd. (A Shares)	20,559,794	71,705,208
Man Wah Holdings Ltd.	2,342,800	1,391,054
Midea Group Co. Ltd. (A Shares)	365,758	3,339,961
		121,926,077
Specialty Retail - 0.0%
Pepkor Holdings Ltd. (c)	8,266,522	10,154,208
Textiles, Apparel & Luxury Goods - 0.6%
Anta Sports Products Ltd.	4,146,674	40,840,309
ECLAT Textile Co. Ltd.	2,815,000	47,105,071
Li Ning Co. Ltd.	3,612,000	6,790,623
Samsonite International SA (c)	3,179,700	8,090,134
		102,826,137
TOTAL CONSUMER DISCRETIONARY		1,270,402,429
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	123,713	12,715,222
Kweichow Moutai Co. Ltd. (A Shares)	271,755	55,310,665
Tsingtao Brewery Co. Ltd. (H Shares)	2,069,900	11,998,189
		80,024,076
Consumer Staples Distribution & Retail - 0.8%
BGF Retail Co. Ltd.	58,214	5,136,005
Raia Drogasil SA	1,765,678	8,634,229
Shoprite Holdings Ltd.	2,018,082	35,098,752
Wal-Mart de Mexico SA de CV Series V	30,542,652	97,346,295
		146,215,281
Food Products - 0.4%
China Mengniu Dairy Co. Ltd.	2,005,000	3,414,604
Gruma S.A.B. de CV Series B	1,863,361	34,196,507
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	236,700	1,287,191
PT Indofood CBP Sukses Makmur Tbk	17,542,100	13,024,626
PT Indofood Sukses Makmur Tbk	32,236,200	14,287,801
Tiger Brands Ltd.	874,413	11,555,028
		77,765,757
Personal Care Products - 0.1%
AMOREPACIFIC Corp.	119,728	11,136,073
Giant Biogene Holding Co. Ltd. (c)	389,400	2,059,908
Proya Cosmetics Co. Ltd. (A Shares)	97,700	1,315,848
		14,511,829
Tobacco - 0.1%
ITC Ltd.	1,888,230	11,304,379
KT&G Corp.	130,345	10,544,782
		21,849,161
TOTAL CONSUMER STAPLES		340,366,104
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co. PJSC	13,235,528	15,855,895
Oil, Gas & Consumable Fuels - 1.9%
Adnoc Gas PLC	39,490,500	33,223,694
China Merchants Energy Shipping Co. Ltd. (A Shares)	3,054,675	3,235,287
China Petroleum & Chemical Corp. (H Shares)	6,850,000	4,655,800
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	738,000	811,083
Gazprom OAO (a)(b)	5,946,277	638,690
LUKOIL PJSC (a)(b)	345,667	109,823
LUKOIL PJSC sponsored ADR (a)(b)	499,400	8,389,920
Paladin Energy Ltd. (Australia) (a)	3,636,080	24,093,981
PetroChina Co. Ltd. (H Shares)	36,120,937	32,749,625
Petroleo Brasileiro SA - Petrobras:
(ON)	818,750	6,238,012
sponsored ADR	3,695,567	56,283,485
PRIO SA	1,381,700	11,483,215
PTT Exploration and Production PCL (For. Reg.)	4,862,794	20,231,854
Reliance Industries Ltd.	2,640,655	95,101,063
TotalEnergies SE	614,658	42,283,447
		339,528,979
TOTAL ENERGY		355,384,874
FINANCIALS - 11.5%
Banks - 8.8%
Absa Group Ltd.	715,228	7,054,897
Al Rajhi Bank	1,203,451	28,253,486
Alinma Bank	1,364,005	11,340,659
Axis Bank Ltd.	5,652,559	79,241,009
Axis Bank Ltd. sponsored GDR (Reg. S)	834,466	58,078,834
Banco Bradesco SA	4,806,208	12,058,265
Banco do Brasil SA	4,064,927	20,281,540
Capitec Bank Holdings Ltd.	199,144	32,682,235
China Construction Bank Corp. (H Shares)	78,150,056	55,321,797
China Merchants Bank Co. Ltd. (H Shares)	5,584,055	23,166,044
CIMB Group Holdings Bhd	6,773,800	12,856,188
Credicorp Ltd. (United States)	438,838	78,266,757
CTBC Financial Holding Co. Ltd.	2,119,000	2,163,013
Grupo Financiero Banorte S.A.B. de CV	5,475,135	37,867,303
Hana Financial Group, Inc.	304,588	14,096,763
HDFC Bank Ltd.	6,946,918	135,905,014
HDFC Bank Ltd. sponsored ADR	903,147	55,191,313
ICICI Bank Ltd.	8,022,993	117,714,178
ICICI Bank Ltd. sponsored ADR	2,285,112	66,976,633
Industrial & Commercial Bank of China Ltd. (H Shares)	159,543,832	91,865,886
Inter & Co., Inc. (depository receipt) unit	3,813,729	27,574,669
KB Financial Group, Inc.	453,578	29,213,556
National Bank of Greece SA	9,912,605	86,103,199
Nu Holdings Ltd. Class A (a)	7,628,367	114,196,654
OTP Bank PLC	1,106,716	56,934,663
Piraeus Financial Holdings SA	2,056,058	8,881,972
Powszechna Kasa Oszczednosci Bank SA	5,648,549	84,395,058
PT Bank Central Asia Tbk	164,957,040	110,202,617
PT Bank Mandiri (Persero) Tbk	38,896,895	17,974,105
PT Bank Rakyat Indonesia (Persero) Tbk	51,957,122	17,299,440
Sberbank of Russia (a)(b)	3,314,825	20,920
Sberbank of Russia:
(RTSX) (a)(b)	617,111	3,894
sponsored ADR (a)(b)	1,653,549	29,433
Standard Bank Group Ltd.	4,676,067	62,946,425
The Saudi National Bank	2,480,875	23,138,790
		1,579,297,209
Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	10,214,300	22,980,567
Banco BTG Pactual SA unit	9,990,107	63,032,533
		86,013,100
Consumer Finance - 0.4%
Kaspi.KZ JSC ADR	576,668	75,503,141
Financial Services - 0.6%
Chailease Holding Co. Ltd.	3,827,048	17,417,234
FirstRand Ltd.	16,559,984	79,861,315
		97,278,549
Insurance - 1.2%
AIA Group Ltd.	5,946,800	41,881,433
China Life Insurance Co. Ltd. (H Shares)	72,462,162	109,839,026
Fubon Financial Holding Co. Ltd.	2,071,000	5,940,765
HDFC Standard Life Insurance Co. Ltd. (c)	1,681,206	14,813,704
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,298,757	20,351,356
Samsung Fire & Marine Insurance Co. Ltd.	29,675	7,687,939
SBI Life Insurance Co. Ltd. (c)	670,028	14,788,010
		215,302,233
TOTAL FINANCIALS		2,053,394,232
HEALTH CARE - 1.7%
Biotechnology - 0.1%
Innovent Biologics, Inc. (a)(c)	4,039,407	21,989,898
Health Care Equipment & Supplies - 0.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	359,828	12,727,125
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	47,462	3,921,906
Hapvida Participacoes e Investimentos SA (a)(c)	24,262,421	18,252,941
Max Healthcare Institute Ltd.	702,466	7,226,598
		29,401,445
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co. Ltd. (a)(c)	97,790	71,653,346
WuXi AppTec Co. Ltd.	3,088,500	17,065,533
WuXi AppTec Co. Ltd. (H Shares) (c)	2,039,900	8,972,860
		97,691,739
Pharmaceuticals - 0.8%
Hansoh Pharmaceutical Group Co. Ltd. (c)	30,116,000	77,087,815
Mankind Pharma Ltd. (a)	559,496	16,602,686
Richter Gedeon PLC	1,598,238	48,415,455
		142,105,956
TOTAL HEALTH CARE		303,916,163
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.6%
Hindustan Aeronautics Ltd.	688,717	38,446,486
Korea Aerospace Industries Ltd.	1,702,080	69,102,817
		107,549,303
Commercial Services & Supplies - 0.0%
Tuhu Car, Inc. (c)	1,201,800	2,771,085
Construction & Engineering - 0.4%
Larsen & Toubro Ltd.	1,532,794	67,733,826
Electrical Equipment - 0.2%
Bharat Heavy Electricals Ltd.	5,271,400	18,269,282
Dongfang Electric Corp. Ltd.:
(A Shares)	1,391,788	2,681,215
(H Shares)	826,800	957,450
Weg SA	820,325	7,881,652
		29,789,599
Ground Transportation - 0.3%
Full Truck Alliance Co. Ltd. ADR	247,563	1,794,832
Localiza Rent a Car SA	5,716,933	41,964,446
Localiza Rent a Car SA	21,302	153,454
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	15,419,186	20,792,557
		64,705,289
Industrial Conglomerates - 0.1%
SK Square Co. Ltd. (a)	313,044	18,373,462
Machinery - 0.9%
Airtac International Group	343,592	9,286,756
Hd Hyundai Mipo (a)	400,960	30,908,339
HIWIN Technologies Corp.	5,182,112	35,027,961
Huaming Power Equipement Co. Ltd.	929,880	2,430,022
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	945,688	5,249,414
Shenzhen Inovance Technology Co. Ltd. (A Shares)	8,308,690	50,737,408
Sinotruk Hong Kong Ltd.	8,263,076	20,663,518
Techtronic Industries Co. Ltd.	901,500	12,150,562
Weichai Power Co. Ltd.:
(A Shares)	297,200	543,202
(H Shares)	2,813,000	4,307,269
		171,304,451
Marine Transportation - 0.2%
Pacific Basin Shipping Ltd.	105,616,000	29,120,316
Professional Services - 0.1%
Computer Age Management Services Private Ltd.	269,716	13,709,397
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	191,800	1,652,897
Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,971,042	34,905,636
International Container Terminal Services, Inc.	3,682,000	25,943,135
TAV Havalimanlari Holding A/S (a)	1,696,927	12,446,057
		73,294,828
TOTAL INDUSTRIALS		580,004,453
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.1%
Accton Technology Corp.	443,000	7,048,537
Electronic Equipment, Instruments & Components - 1.1%
Delta Electronics, Inc.	325,000	4,048,667
E Ink Holdings, Inc.	1,682,330	16,062,221
Elite Material Co. Ltd.	760,000	11,085,391
Gold Circuit Electronics Ltd.	589,000	3,892,410
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,763,664	56,320,820
Lotes Co. Ltd.	195,000	9,341,314
Samsung SDI Co. Ltd.	38,723	10,249,158
Unimicron Technology Corp.	1,169,371	5,996,303
Yageo Corp.	3,796,181	78,083,245
		195,079,529
IT Services - 1.0%
Coforge Ltd.	143,237	10,839,180
HCL Technologies Ltd.	624,590	13,062,115
Infosys Ltd.	1,617,384	37,566,555
Infosys Ltd. sponsored ADR (d)	856,159	19,931,382
Tata Consultancy Services Ltd.	1,711,771	92,979,987
		174,379,219
Semiconductors & Semiconductor Equipment - 6.0%
Alchip Technologies Ltd.	549,035	45,668,178
ASMedia Technology, Inc.	42,000	2,333,023
ASML Holding NV (Netherlands)	14,458	13,038,717
eMemory Technology, Inc.	69,184	5,707,503
Gudeng Precision Industrial Co. Ltd.	141,000	2,411,027
Jentech Precision Industrial Co. Ltd.	67,000	2,841,359
MediaTek, Inc.	1,507,601	58,476,444
SK Hynix, Inc.	393,380	51,089,076
Taiwan Semiconductor Manufacturing Co. Ltd.	27,858,981	824,157,254
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	401,092	68,867,496
		1,074,590,077
Software - 0.0%
Insyde Software Corp.	212,000	2,909,664
Technology Hardware, Storage & Peripherals - 2.7%
ASUSTeK Computer, Inc.	133,000	2,229,017
Samsung Electronics Co. Ltd.	7,553,072	419,593,149
Samsung Electronics Co. Ltd. GDR (Reg. S)	31,220	43,427,020
Wiwynn Corp.	60,000	3,577,177
Xiaomi Corp. Class B (a)(c)	7,921,525	19,529,867
		488,356,230
TOTAL INFORMATION TECHNOLOGY		1,942,363,256
MATERIALS - 3.1%
Chemicals - 0.2%
PhosAgro PJSC (a)(b)	88,909	5,615
PhosAgro PJSC:
GDR (Reg. S) (a)(b)	1	0
sponsored GDR (Reg. S) (a)(b)	1,718	35
Sabic Agriculture-Nutrients Co.	69,961	2,170,085
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	3,814,300	8,391,648
Solar Industries India Ltd.	176,184	22,547,601
		33,114,984
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd.:
(A Shares)	516,600	1,524,137
(H Shares)	827,500	1,791,300
CEMEX S.A.B. de CV sponsored ADR	2,277,751	13,962,614
JK Cement Ltd.	539,700	28,672,629
Ultratech Cement Ltd.	90,699	12,227,244
		58,177,924
Metals & Mining - 2.6%
African Rainbow Minerals Ltd.	1,600,690	15,621,962
AngloGold Ashanti PLC (d)	1,225,113	36,349,103
Antofagasta PLC	1,556,800	37,885,427
Barrick Gold Corp. (d)	3,668,300	74,062,977
China Hongqiao Group Ltd.	1,724,000	2,365,642
Endeavour Mining PLC	318,838	6,721,469
First Quantum Minerals Ltd.	871,998	10,980,452
Gerdau SA sponsored ADR ADR	19,982,444	65,142,767
Grupo Mexico SA de CV Series B	12,081,972	61,826,225
Impala Platinum Holdings Ltd.	10,202,972	43,941,896
Ivanhoe Mines Ltd. (a)	700,474	9,340,346
Jindal Steel & Power Ltd.	463,932	5,370,068
Northam Platinum Holdings Ltd.	959,848	5,676,044
Southern Copper Corp. (d)	14,122	1,436,490
Tata Steel Ltd.	3,474,266	6,330,636
Teck Resources Ltd. Class B	179,680	8,606,672
Vale SA	287,114	3,035,203
Vale SA sponsored ADR	2,437,638	25,643,952
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,282,500	2,108,499
Zijin Mining Group Co. Ltd. (H Shares)	25,034,021	50,788,455
		473,234,285
TOTAL MATERIALS		564,527,193
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	40,625,800	25,503,561
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR (d)	579,226	15,940,300
KE Holdings, Inc. ADR	372,821	5,532,664
		46,976,525
UTILITIES - 0.4%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,305,200	4,422,666
Gas Utilities - 0.1%
ENN Energy Holdings Ltd.	794,200	5,184,126
Independent Power and Renewable Electricity Producers - 0.3%
NHPC Ltd.	11,762,289	13,485,909
NTPC Ltd.	8,576,150	42,576,414
		56,062,323
TOTAL UTILITIES		65,669,115
TOTAL COMMON STOCKS (Cost $7,084,130,720)		8,201,767,595

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
FINANCIALS - 0.4%
Banks - 0.4%
Itau Unibanco Holding SA	10,684,274	69,573,516
Sberbank of Russia (a)(b)	2,462,434	15,661
Sberbank of Russia (Russia) (a)(b)	3,791,522	24,103
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $79,107,289)		69,613,280

Equity Funds - 49.0%
	Shares	Value ($)
Diversified Emerging Markets Funds - 49.0%
Fidelity Advisor China Region Fund Class Z (e)	3,645,289	132,797,872
Fidelity Advisor Emerging Markets Fund Class Z (e)	47,953,827	1,886,983,101
Fidelity SAI Emerging Markets Index Fund (e)	123,096,514	1,738,122,773
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	86,447,295	1,026,993,862
Fidelity SAI Emerging Markets Value Index Fund (e)	284,769,437	3,978,229,028

TOTAL EQUITY FUNDS (Cost $8,037,979,843)		8,763,126,636

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.02% to 5.32% 9/5/24 to 11/14/24 (g) (Cost $33,872,539)	34,100,000	33,884,634

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	254,248,487	254,299,336
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	94,097,452	94,106,862
Invesco Government & Agency Portfolio Institutional Class 5.22% (j)	528,267,707	528,267,707
TOTAL MONEY MARKET FUNDS (Cost $876,653,762)		876,673,905

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $16,111,744,153)	17,945,066,050
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(66,969,359)
NET ASSETS - 100.0%	17,878,096,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	10,204	Sep 2024	561,220,000	15,016,486	15,016,486

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,687,200 or 2.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,551,096.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	209,626,067	940,398,617	895,724,568	3,626,235	(780)	-	254,299,336	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	76,498,227	238,618,508	221,009,873	34,375	-	-	94,106,862	0.4%
Total	286,124,294	1,179,017,125	1,116,734,441	3,660,610	(780)	-	348,406,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor China Region Fund Class Z	122,101,614	7,999,999	-	-	-	2,696,259	132,797,872
Fidelity Advisor Emerging Markets Fund Class Z	1,610,032,951	217,000,000	-	-	-	59,950,150	1,886,983,101
Fidelity SAI Emerging Markets Index Fund	1,655,648,109	-	-	-	-	82,474,664	1,738,122,773
Fidelity SAI Emerging Markets Low Volatility Index Fund	860,206,966	97,999,999	-	-	-	68,786,897	1,026,993,862
Fidelity SAI Emerging Markets Value Index Fund	3,078,907,445	691,999,996	-	-	-	207,321,587	3,978,229,028
	7,326,897,085	1,014,999,994	-	-	-	421,229,557	8,763,126,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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